1933 Act File No. 333-180225

1940 Act File No. 811-22678

As filed with the Securities and Exchange Commission on May 12, 2014

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 11

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 12
(CHECK APPROPRIATE BOX OR BOXES)

SALIENT MF TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE

(713) 993-4001

JOHN A. BLAISDELL

SALIENT MF TRUST

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

GEORGE J. ZORNADA

K&L GATES LLP

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111-2950

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box: ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Registrant, to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas, on the 12th day of May, 2014.

SALIENT MF TRUST

By:	/s/ John A Blaisdell
John A. Blaisdell, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John A. Blaisdell John A. Blaisdell	Trustee, President (Principal Executive Officer)	May 12, 2014

/s/ Jeremy L. Radcliffe Jeremy L. Radcliffe	Trustee, Secretary	May 12, 2014

/s/ John E. Price John E. Price	Treasurer (Principal Financial Officer)	May 12, 2014

/s/ Karin B. Bonding* Karin B. Bonding	Trustee	May 12, 2014

/s/ Jonathan P. Carroll* Jonathan P. Carroll	Trustee	May 12, 2014

/s/ Dr. Bernard A. Harris Jr.* Dr. Bernard A. Harris Jr.	Trustee	May 12, 2014

/s/ Richard C. Johnson* Richard C. Johnson	Trustee	May 12, 2014

/s/ E. Edward Powell* E. Edward Powell	Trustee, Lead Independent Trustee	May 12, 2014

/s/ Scott E. Schwinger* Scott E. Schwinger	Trustee	May 12, 2014

*	Power of Attorney

By:	/s/ Jeremy L. Radcliffe
Attorney in Fact

SIGNATURES

Salient Risk Parity Offshore Fund Ltd. has duly caused this amended Registration Statement, with respect only to information that specifically relates to Salient Risk Parity Offshore Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas, on the 12th day of May, 2014.

SALIENT RISK PARITY OFFSHORE FUND LTD.

By:	/s/ John A Blaisdell
John A. Blaisdell, President

This amended Registration Statement, with respect only to information that specifically relates to Salient Risk Parity Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John A. Blaisdell John A. Blaisdell	Director, President (Principal Executive Officer)	May 12, 2014

/s/ Jeremy L. Radcliffe Jeremy L. Radcliffe	Director, Secretary	May 12, 2014

/s/ John E. Price John E. Price	Treasurer (Principal Financial Officer)	May 12, 2014

/s/ Karin B. Bonding* Karin B. Bonding	Director	May 12, 2014

/s/ Jonathan P. Carroll* Jonathan P. Carroll	Director	May 12, 2014

/s/ Dr. Bernard A. Harris Jr.* Dr. Bernard A. Harris Jr.	Director	May 12, 2014

/s/ Richard C. Johnson* Richard C. Johnson	Director	May 12, 2014

/s/ E. Edward Powell* E. Edward Powell	Director	May 12, 2014

/s/ Scott E. Schwinger* Scott E. Schwinger	Director	May 12, 2014

*	Power of Attorney

By:	/s/ Jeremy L. Radcliffe
Attorney in Fact

SIGNATURES

Salient Alternative Beta Offshore Fund Ltd. has duly caused this amended Registration Statement, with respect only to information that specifically relates to Salient Alternative Beta Offshore Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas, on the 12th day of May, 2014.

SALIENT ALTERNATIVE BETA OFFSHORE FUND LTD.

By:	/s/ John A Blaisdell
John A. Blaisdell, President

This amended Registration Statement, with respect only to information that specifically relates to Salient Alternative Beta Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John A. Blaisdell John A. Blaisdell	Director, President (Principal Executive Officer)	May 12, 2014

/s/ Jeremy L. Radcliffe Jeremy L. Radcliffe	Director, Secretary	May 12, 2014

/s/ John E. Price John E. Price	Treasurer (Principal Financial Officer)	May 12, 2014

/s/ Karin B. Bonding* Karin B. Bonding	Director	May 12, 2014

/s/ Jonathan P. Carroll* Jonathan P. Carroll	Director	May 12, 2014

/s/ Dr. Bernard A. Harris Jr.* Dr. Bernard A. Harris Jr.	Director	May 12, 2014

/s/ Richard C. Johnson* Richard C. Johnson	Director	May 12, 2014

/s/ E. Edward Powell* E. Edward Powell	Director	May 12, 2014

/s/ Scott E. Schwinger* Scott E. Schwinger	Director	May 12, 2014

*	Power of Attorney

By:	/s/ Jeremy L. Radcliffe
Attorney in Fact

SIGNATURES

Salient Trend Offshore Fund Ltd. has duly caused this amended Registration Statement, with respect only to information that specifically relates to Salient Trend Offshore Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas, on the 12th day of May, 2014.

SALIENT TREND OFFSHORE FUND LTD.

By:	/s/ John A Blaisdell
John A. Blaisdell, President

This amended Registration Statement, with respect only to information that specifically relates to Salient Trend Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John A. Blaisdell John A. Blaisdell	Director, President (Principal Executive Officer)	May 12, 2014

/s/ Jeremy L. Radcliffe Jeremy L. Radcliffe	Director, Secretary	May 12, 2014

/s/ John E. Price John E. Price	Treasurer (Principal Financial Officer)	May 12, 2014

/s/ Karin B. Bonding* Karin B. Bonding	Director	May 12, 2014

/s/ Jonathan P. Carroll* Jonathan P. Carroll	Director	May 12, 2014

/s/ Dr. Bernard A. Harris Jr.* Dr. Bernard A. Harris Jr.	Director	May 12, 2014

/s/ Richard C. Johnson* Richard C. Johnson	Director	May 12, 2014

/s/ E. Edward Powell* E. Edward Powell	Director	May 12, 2014

/s/ Scott E. Schwinger* Scott E. Schwinger	Director	May 12, 2014

*	Power of Attorney

By:	/s/ Jeremy L. Radcliffe
Attorney in Fact

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase